Schedule of Plant Property and Equipment (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Sub-total	$ 138,043	$ 204,132
Less: accumulated depreciation	(30,078)	(202,767)
Property and equipment, net	107,965	1,365
Computer Terminals And Peripherals [Member]
Sub-total	25,871	98,854
Furniture and Fixtures [Member]
Sub-total	$ 112,172	$ 105,278